Fair Value Measurement (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurement (Details) [Line Items]
Expected dividend yield	0.00%	0.00%
Bottom of range [Member]
Fair Value Measurement (Details) [Line Items]
Interest rate	3.83%	0.19%
Expected volatility	53.20%	55.30%
Expected term of warrant	2 years 14 days	2 years 6 months 14 days
Top of range [Member]
Fair Value Measurement (Details) [Line Items]
Interest rate	3.86%	0.73%
Expected volatility	58.30%	57.80%
Expected term of warrant	3 years 14 days	3 years 6 months 14 days